SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total potentially dilutive shares	5,982,685	99,744	5,513,138	122,664
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total potentially dilutive shares	38,951	38,951	38,951	38,951
Convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total potentially dilutive shares		51,648	947,867	47,912
Series A convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total potentially dilutive shares	108		108,000
Common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total potentially dilutive shares	5,943,626	9,145	4,418,320	35,801